Stock Based Compensation (Tables)	12 Months Ended
Jun. 30, 2012
Class B Series Two Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Two common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2012
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2011	423,759	(190,449)	233,310
Redemptions	(96,719)	—	(96,719)

Shares outstanding at June 30, 2012	327,040	(190,449)	136,591

	For the year ended June 30, 2011
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2010	619,961	(190,449)	429,512
Redemptions	(196,202)	—	(196,202)

Shares outstanding at June 30, 2011	423,759	(190,449)	233,310

Class B Series Three Common Shares
Common Shares Granted, Shares Withheld for Income Tax Withholdings, Shares Redeemed and Shares Outstanding

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2012
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2011	715,401	(176,867)	538,534
Grants	625,970	(166,850)	459,120
Redemptions	(80,543)	—	(80,543)

Shares outstanding at June 30, 2012	1,260,828	(343,717)	917,111

	For the year ended June 30, 2011
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2010	239,000	(79,572)	159,428
Grants	485,814	(97,295)	388,519
Redemptions	(9,413)	—	(9,413)

Shares outstanding at June 30, 2011	715,401	(176,867)	538,534